Revenues - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
(Decrease) increase in revenue from sales of goods	€ (1,400)
Other revenues from contracts with customers	1,847	€ 3,710
Decrease in revenue	2,900
All Products Excluding COVID VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
(Decrease) increase in revenue from sales of goods	€ 4,300
Increase (decrease) in revenue from sales of goods, percentage	7.00%
IXIARO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage	38.00%
DUKORAL
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage	(13.00%)
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage	(37.00%)